CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
NON-CURRENT ASSETS
Property, plant and equipment	$ 1,610	$ 3,507
Intangible assets	41	151
Right-of-use assets	10	16
Deferred tax assets	108	28
Investments in joint ventures and associates	549	511
Financial assets at amortized cost	100	18
Financial assets at fair value through profit and loss	11	11
Other assets	1	1
Trade and other receivables	43	79
Total non-current assets	2,473	4,322
CURRENT ASSETS
Inventories	116	153
Financial assets at amortized cost	25	54
Financial assets at fair value through profit and loss	325	365
Derivative financial instruments		4
Trade and other receivables	341	561
Cash and cash equivalents	141	225
Total current assets	948	1,362
Assets classified as held for sale	1,469
Total assets	4,890	5,684
SHAREHOLDERS' EQUITY
Share capital	38	46
Share capital adjustment	201	260
Share premium	516	510
Treasury shares		1
Treasury shares adjustment	1	1
Treasury shares cost	(6)	(44)
Legal reserve	61	42
Voluntary reserve	1,057	422
Other reserves	(18)	(18)
Retained earnings	(372)	726
Other comprehensive income	(50)	(29)
Equity attributable to owners of the company	1,428	1,917
Non-controlling interest	341	492
Total equity	1,769	2,409
NON-CURRENT LIABILITIES
Investments in joint ventures and associates	2	4
Provisions	111	145
Income tax and minimum notional income tax provision	131	10
Deferred revenue		5
Taxes payables	2	4
Deferred tax liabilities	1	368
Defined benefit plans	17	27
Salaries and social security payable		4
Borrowings	1,372	1,764
Trade and other payables	16	90
Total non-current liabilities	1,652	2,421
CURRENT LIABILITIES
Provisions	16	20
Income tax and minimum notional income tax provision	11	53
Taxes payables	36	72
Defined benefit plans	4	4
Salaries and social security payable	23	65
Derivative financial instruments		3
Borrowings	242	183
Trade and other payables	116	454
Total current liabilities	448	854
Liabilities associated to assets classified as held for sale	1,021
Total liabilities	3,121	3,275
Total liabilities and equity	$ 4,890	$ 5,684